Non-cash Transactions (Tables)	12 Months Ended
Dec. 31, 2018
Noncash Investing Activities [Abstract]
Non-cash Investing Activities

For the years ended December 31, 2016, 2017 and 2018, the Company entered into the following non-cash investing activities:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Increase in property, plant and equipment	$24,591	$26,069	$27,979
Other payables	(1,074)	806	571
	$23,517	$26,875	$28,550